Consolidated Statements of Equity (USD $)	Total	Total equity [Member]	Ordinary share [Member]	Convertible Shares [Member]	Additional Paid-in Capital [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]
Balance, Amount at Dec. 31, 2008	$ 8,931,114	$ 2,749,364,501	$ 8,931,114	$ 0	$ 3,489,382,267	$ (439,123)	$ (748,509,757)
Balance, Number of Shares at Dec. 31, 2008	22,327,784,827		22,327,784,827	0
Exercise of stock options, Number of Shares	48,101,777		48,101,777	0
Exercise of stock options, Amount	19,241	215,026	19,241	0	195,785	0	0
Share-based compensation	0	10,145,101	0	0	10,145,101	0	0
Net income (loss) attributable to Semiconductor Manufacturing International Corporation	(963,537,205)	(963,537,205)	0	0	0	0	(963,537,205)
Foreign currency translation adjustment	52,960	52,960	0	0	0	52,960	0
Balance, Amount at Dec. 31, 2009	8,950,355	1,796,240,383	8,950,355	0	3,499,723,153	(386,163)	(1,712,046,962)
Balance, Number of Shares at Dec. 31, 2009	22,375,886,604		22,375,886,604	0
Exercise of stock options, Number of Shares	140,645,464		140,645,464	0
Exercise of stock options, Amount	56,258	2,217,678	56,258	0	2,161,420	0	0
Issuance of ordinary shares relating to litigation settlement, Number of Shares	1,789,493,218		1,789,493,218	0
Issuance of ordinary shares relating to litigation settlement, Amount	715,797	137,765,925	715,797	0	137,050,128	0	0
Issuance of warrant relating to litigation settlement, Amount	0	13,002,275	0	0	13,002,275	0	0
Issuance of ordinary shares, Number of Shares	3,028,038,461		3,028,038,461	0
Issuance of ordinary shares, Amount	1,211,215	199,122,212	1,211,215	0	197,910,997	0	0
Deemed dividend on preferred convertible shares	0
Share-based compensation	0	8,794,633	0	0	8,794,633	0	0
Net income (loss) attributable to Semiconductor Manufacturing International Corporation	13,100,397	13,100,397					13,100,397
Foreign currency translation adjustment	(706,128)	(706,128)	0	0	0	(706,128)	0
Balance, Amount at Dec. 31, 2010	10,933,625	2,169,537,375	10,933,625	0	3,858,642,606	(1,092,291)	(1,698,946,565)
Balance, Number of Shares at Dec. 31, 2010	27,334,063,747		27,334,063,747	0
Exercise of stock options, Number of Shares	75,381,642		153,612,318	0
Exercise of stock options, Amount	61,446	3,525,007	61,446	0	3,463,561	0	0
Issuance of Convertible Preferred Shares and warrants, Number of Shares				445,545,911
Issuance of Convertible Preferred Shares and warrants, Amount		308,297,502		178,218	308,119,284
Deemed dividend on preferred convertible shares	0	0	0	0	64,970,095	0	(64,970,095)
Share-based compensation	0	5,333,860	0	0	5,333,860	0	0
Net income (loss) attributable to Semiconductor Manufacturing International Corporation	(246,816,037)	(246,816,037)	0	0	0	0	(246,816,037)
Foreign currency translation adjustment	4,937,787	4,937,787	0	0	0	4,937,787	0
Balance, Amount at Dec. 31, 2011	$ 10,995,071	$ 2,244,815,494	$ 10,995,071	$ 178,218	$ 4,240,529,406	$ 3,845,496	$ (2,010,732,697)
Balance, Number of Shares at Dec. 31, 2011	27,487,676,065		27,487,676,065	445,545,911